Financial Income (Expenses) (Tables)	12 Months Ended
Dec. 31, 2022
Financial Income
Schedule of financial income (expenses)

	2022	2021	2020
Financial expenses
Interest and charges on borrowings and financing – local currency	(954,744)	(517,235)	(348,050)
Interest and charges on borrowings and financing – foreign currency	(47,139)	(46,793)	(136,257)
Other financial expenses	(364,117)	(315,013)	(328,413)
Income tax over international remittance	—	—	(15,134)
Inflation adjustment on borrowings and financing	(190,202)	(225,791)	(86,938)
Other inflation adjustments	(183,966)	(172,632)	(142,313)
Interest and inflation adjustments on provisions	(216,098)	(170,831)	(267,654)
Total financial expenses	(1,956,266)	(1,448,295)	(1,324,759)

Financial income
Inflation adjustment gains	541,516	198,907	120,957

Income on financial investments	417,129	150,632	75,522
Interest income	195,274	145,866	162,576
Cofins and Pasep	(62,405)	(23,038)	(22,328)
Other	17	41	4
Total financial income	1,091,531	472,408	336,731

Financial income (expenses), net before exchange rate changes	(864,735)	(975,887)	(988,028)

Exchange gains (losses)
Exchange rate changes on borrowings and financing	491,918	48,522	(2,180,241)
Exchange rate changes on assets	301	(36)	1,894
Other exchange rate changes	102	(22)	4
Exchange rate changes, net	492,321	48,464	(2,178,343)

Financial income (expenses), net	(372,414)	(927,423)	(3,166,371)